Equity - Reserves (Details) - Schedule of Movements in Class of Reserve	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	$ (2,144,913)
Foreign currency translation	(170,590)
Re-measurement of defined benefit plans
Ending balance	(2,315,503)
Re-measurement reserve [Member]
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	(90,686)
Foreign currency translation	3,098
Re-measurement of defined benefit plans
Ending balance	(87,588)
Foreign currency reserve [Member]
Schedule of Movements in Class of Reserve [Line Items]
Beginning balance	(2,054,227)
Foreign currency translation	(173,688)
Re-measurement of defined benefit plans
Ending balance	$ (2,227,915)